GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure
 GOODWILL AND OTHER INTANGIBLES

Goodwill
Goodwill for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Balance at beginning of year	$4,094	$4,094	$4,131
Impairment	—	—	(37)
Disposal of SI Trust Servicing	(643)	—	—
Balance at end of year	$3,451	$4,094	$4,094

At December 31, 2012, the Company’s goodwill relates to two branch locations acquired in 2008.  During 2012, the Company sold its SI Trust Servicing operations and, in connection with the sale, disposed of the associated goodwill. Annually, or more frequently if events or changes in circumstances warrant such evaluation, the Company evaluates its goodwill for impairment.  As a result of the Company’s goodwill impairment evaluation, the Company recorded goodwill impairment of $37,000 relating to the Colchester branch acquisition during the year ended December 31, 2010. No goodwill impairment was recorded for the years ended December 31, 2012 and 2011.

Core Deposit Intangibles
In connection with the assumption of $18.4 million of deposit liabilities from the Colchester, Connecticut branch office acquisition in January 2008, the Bank recorded a core deposit premium intangible of $159,000.  The resulting core deposit premium intangible was amortized over five years using the sum-of-the-years-digits method.  Core deposit intangibles are summarized as follows:

	Years Ended December 31,
	2012	2011
	(In Thousands)
Core deposit intangible	$159	$159
Accumulated amortization	(159)	(148)
Core deposit intangible, net	$—	$11

Amortization expense was $11,000, $21,000 and $32,000 for the years ended December 31, 2012, 2011 and 2010, respectively.